Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalent [abstract]
Treasury bills and other eligible bills		€ 159		€ 391		€ 512
Deposits from banks/Loans and advances to banks		(2,617)		(3,403)		(2,492)
Cash and balances with central banks		49,987	[1]	21,989	[1],[2]	18,144
Cash and cash equivalents at end of year	[3]	47,529		18,977		16,164	€ 20,379
Treasury bills and other eligible bills included in cash and cash equivalents
Treasury bills and other eligible bills included in trading assets		17		5		126
Treasury bills and other eligible bills included in AFS investments				386		386
Treasury bills and other eligible bills included in securities at AC		142
Total treasury bills and other eligible bills included in cash and cash equivalents		159		391		512
Deposits from banks/Loans and advances to banks included in cash and cash equivalents:
Deposits from banks		(8,520)		(8,563)		(9,809)
Loans and advances to banks		5,903		5,160		7,317
Total deposits from banks/Loans and advances to banks included in cash and cash equivalents		(2,617)		(3,403)		(2,492)
Deposits from banks/Loans and advances to banks not included in cash and cash equivalents:
Deposits from banks		(28,811)		(28,258)		(22,155)
Loans and advances to banks		24,519		23,651		21,541
Total deposits from banks/Loans and advances to banks not not included in cash and cash equivalents		(4,292)		(4,607)		(614)
Deposits from banks/Loans and advances to banks included in the statement of financial position:
Deposits from banks		(37,330)	[1]	(36,821)	[1]	(31,964)
Loans and advances to banks		30,422	[1]	28,811	[1],[2]	28,858
Total deposits from banks/Loans and advances to banks included in the statement of financial position		€ (6,909)		€ (8,010)		€ (3,106)

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[3]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.